Inventory and work in progress (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventory and Work in Progress	The following are included in the net book value of inventory and work in progress:

	2017 £m	2016 £m
Work in progress	401.1	383.1
Inventory	23.2	17.3
	424.3	400.4